RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Related Party Transaction [Line Items]
Total	$ 3,713	$ 598,467	$ 3,713
Baozhen Zhu [Member]
Related Party Transaction [Line Items]
Total		5,152
Meigui Zeng [Member]
Related Party Transaction [Line Items]
Total		5,152
Dongxin Zhou [Member]
Related Party Transaction [Line Items]
Total		2,145
Ning Ding [Member]
Related Party Transaction [Line Items]
Total		489,645
Chaoyong Xu [Member]
Related Party Transaction [Line Items]
Total		37,992
Huiming Liu [Member]
Related Party Transaction [Line Items]
Total		37,992
Jieke Zhu [Member]
Related Party Transaction [Line Items]
Total		5,717
Dongxin Zhou 1 [Member]
Related Party Transaction [Line Items]
Total		5,584
Kai Ding [Member]
Related Party Transaction [Line Items]
Total		5,198
D N R T E C H N O N O G Y C O [Member]
Related Party Transaction [Line Items]
Total	2,628	2,628
N E W M I C R O H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Total		150
N E W M I C R H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Total
J I N S H A N I N T E R N A T I O N A L I N V E S T M E N T C O L T D [Member]
Related Party Transaction [Line Items]
Total		150
K K D H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Total		915
V I M I S C I H O L D I N G L I M I T E D [Member]
Related Party Transaction [Line Items]
Total	47	47
P S M Z J K [Member]
Related Party Transaction [Line Items]
Total	$ 1,038